LINE OF CREDIT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LINE OF CREDIT

NOTE 8 – LINE OF CREDIT

The Company assumed a line of credit with Wells Fargo Bank upon the merger with ISA on April 1, 2015. The line of credit provided for borrowings up to $40,000 but is now closed. This line of credit has been paid in full as of May 5, 2020. The balance as of December 31, 2021 and December 31, 2020, was zero and zero, respectively, including accrued interest.